Noncontrolling Interests Holders (Tables)	12 Months Ended
Dec. 31, 2021
Southland Holdings Llc [Member]
Noncontrolling Interest [Line Items]
Schedule of revenue net income loss attributable noncontrolling interests

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
Revenue	$318,747	$512,353	$569,981
Net income (loss) attributable to noncontrolling interests	2,810	(3,516)	(22)